UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21199 and 811-21298

Name of Fund: WCMA Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, WCMA Treasury
Fund and Master Treasury LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 03/31/2009

Item 1 – Report to Stockholders

Annual Report

March 31, 2009

WCMA Government Securities Fund

WCMA Treasury Fund

2 ANNUAL REPORT

MARCH 31, 2009

A Letter to Shareholders

The past 12 months have been a period investors would like to forget, but instead will vividly remember, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted the downfalls of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The economic data generally deteriorated throughout the reporting period. US gross domestic product (“GDP”) contracted at an annual rate of 6.3% in the fourth quarter of 2008, and economic activity appears on pace to be negative in the first quarter of 2009 as well. The Federal Reserve Board (the

“Fed”) took forceful action to revive the global economy and ailing financial system. In addition to slashing the federal funds target rate from 3.0% to a record low range of 0% to 0.25%, the central bank provided enormous cash infusions and radically expanded its balance sheet through a range of lending and acquisition programs.

Against this backdrop, US equities contended with high levels of volatility and posted steep losses, notwithstanding a powerful rally in the final month of the reporting period. International markets also experienced sharp downturns, with some regions declining as much or more than the United States.

Risk aversion remained the dominant theme in fixed income markets, as investors sought out the haven of Treasury issues at the expense of virtually all other asset classes. High yield issues, in particular, faced unprecedented challenges and posted severe underperformance; that said, the sector pared its losses in the first quarter of 2009, as both liquidity and investor sentiment toward lower-quality debt improved. At the same time, the start of the new year brought somewhat of a return to normalcy for the tax-exempt market, which registered one of its worst years on record in 2008.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of March 31, 2009	6-month	12-month
US equities (S&P 500 Index)	(30.54)%	(38.09)%
Small cap US equities (Russell 2000 Index)	(37.17)	(37.50)
International equities (MSCI Europe, Australasia, Far East Index)	(31.11)	(46.50)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.88	10.46
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.70	3.13
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.00	2.27
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(12.65)	(18.56)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrusting BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

President, BlackRock Advisors, LLC

Seeking additional investment insights?

Visit BlackRock’s award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine.
In this issue:
•Discover why portfolio diversification still matters — even as nearly every financial asset class lost value over the past year.
•Learn how adding commodities to a more traditional mix of assets can help you to balance risks and access new potential rewards.
•Assuage your fears about higher taxes and discover how municipal bonds may offer some relief.
•Find out if there’s still value to be found in dividend-paying stocks.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Information

Current Seven-Day Yields

	WCMA	WCMA
	Government	Treasury
As of March 31, 2009	Securities Fund	Fund
Class 1	0.04%	0.04%
Class 2	0.04%	0.04%
Class 3	0.04%	0.04%
Class 4	0.04%	0.04%

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses			The table also provides information about hypothetical account values
related to transactions, including sales charges, redemption fees and			and hypothetical expenses based on the Funds’ actual expense ratio
exchange fees; and (b) operating expenses including advisory fees,			and an assumed rate of return of 5% per year before expenses. In order
distribution fees including 12b-1 fees, and other Fund expenses. The			to assist shareholders in comparing the ongoing expenses of investing in
expense example below (which is based on a hypothetical investment			these Funds and other funds, compare the 5% hypothetical example
of $1,000 invested on October 1, 2008 and held through March 31,			with the 5% hypothetical examples that appear in other funds’ share-
2009) is intended to assist shareholders both in calculating expenses			holder reports.
based on an investment in the Funds and in comparing these expenses
with similar costs of investing in other mutual funds.			The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such
The table below provides information about actual account values and			as sales charges, redemption fees or exchange fees. Therefore, the
actual expenses. In order to estimate the expenses a shareholder paid			hypothetical example is useful in comparing ongoing expenses only, and
during the period covered by this report, shareholders can divide their			will not help shareholders determine the relative total expenses of owning
account value by $1,000 and then multiply the result by the number			different funds. If these transactional expenses were included, shareholder
corresponding to their Fund and share class under the heading entitled			expenses would have been higher.
“Expenses Paid During the Period.”

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	October 1, 2008	March 31, 2009	During the Period[1]	October 1, 2008	March 31, 2009	During the Period[1]
WCMA Government Securities Fund
Class 1	$1,000	$1,000.30	$2.89	$1,000	$1,022.01	$2.92
Class 2	$1,000	$1,000.30	$2.69	$1,000	$1,022.21	$2.72
Class 3	$1,000	$1,000.60	$2.29	$1,000	$1,022.61	$2.32
Class 4	$1,000	$1,000.60	$2.34	$1,000	$1,022.56	$2.37
WCMA Treasury Fund
Class 1	$1,000	$1,000.30	$2.79	$1,000	$1,022.11	$2.82
Class 2	$1,000	$1,000.30	$2.79	$1,000	$1,022.11	$2.82
Class 3	$1,000	$1,000.70	$2.34	$1,000	$1,022.56	$2.37
Class 4	$1,000	$1,000.70	$2.34	$1,000	$1,022.56	$2.37

1 For each class of WCMA Government Securities Fund, expenses are equal to the annualized expense ratio for the class (0.58% for Class 1, 0.54% for Class 2, 0.46% for
Class 3 and 0.47% for Class 4), and for each class of WCMA Treasury Fund, expenses are equal to the annualized expense ratio for the class (0.56% for Class 1, 0.56% for
Class 2, 0.47% for Class 3 and 0.47% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Funds are feeder funds, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

4 ANNUAL REPORT

MARCH 31, 2009

Statements of Assets and Liabilities

	WCMA	WCMA
	Government	Treasury
March 31, 2009	Securities Fund	Fund
Assets
Investments at value — Master Government Securities LLC and Master Treasury LLC (individually “Government LLC” and
“Treasury LLC,” or collectively the “Master LLCs”), respectively[1]	$ 501,992,020	$1,482,438,550
Capital shares sold receivable	2,255,286	843
Prepaid expenses	107,622	90,822
Other assets	1,685	5,680
Total assets	504,356,613	1,482,535,895

Liabilities
Contributions payable to the Master LLCs	2,255,146	843
Other accrued expenses payable	38,506	43,135
Administration fees payable	7,239	39,352
Other affiliates payable	3,591	8,439
Capital shares redeemed payable	140	—
Officer’s and Directors’ fees payable	47	171
Total liabilities	2,304,669	91,940
Net Assets	$ 502,051,944	$1,482,443,955

Net Assets Consist of
Class 1 Shares, $0.10 par value per share, unlimited number of shares authorized	$ 915,836	$ 2,378,061
Class 2 Shares, $0.10 par value per share, unlimited number of shares authorized	7,071,237	22,526,554
Class 3 Shares, $0.10 par value per share, unlimited number of shares authorized	15,967,257	64,037,502
Class 4 Shares, $0.10 par value per share, unlimited number of shares authorized	26,244,746	59,286,442
Paid-in capital in excess of par	451,791,685	1,334,057,035
Undistributed net investment income	61,183	187,660
Accumulated net realized losses allocated from the Master LLCs	—	(29,299)
Net Assets	$ 502,051,944	$1,482,443,955

Net Asset Value
Class 1:
Net assets	$ 9,159,591	$ 23,783,955
Shares outstanding	9,158,363	23,780,612
Net asset value	$ 1.00	$ 1.00
Class 2:
Net assets	$ 70,722,520	$ 225,289,222
Shares outstanding	70,712,365	225,265,544
Net asset value	$ 1.00	$ 1.00
Class 3:
Net assets	$ 159,693,451	$ 640,439,130
Shares outstanding	159,672,573	640,375,022
Net asset value	$ 1.00	$ 1.00
Class 4:
Net assets	$ 262,476,382	$ 592,931,648
Shares outstanding	262,447,462	592,864,417
Net asset value	$ 1.00	$ 1.00
[1] Investments at cost	$ 501,992,020	$1,482,438,550

See Notes to Financial Statements.

ANNUAL REPORT

MARCH 31, 2009

Statements of Operations

	WCMA	WCMA
	Government	Treasury
Year Ended March 31, 2009	Securities Fund	Fund

Investment Income

Income — affiliated	$ 17,580	$1,612
Income — unaffiliated	283	26
Net investment income allocated from the Master LLCs:
Income — unaffiliated	6,062,302	13,392,159
Income — affiliated	269,662	—
Expenses	(1,013,926)	(2,094,995)
Total income	5,335,901	11,298,802

Expenses

Administration	1,260,570	3,274,378
Service and distribution — Class 1	119,051	210,860
Service and distribution — Class 2	548,778	1,258,952
Service and distribution — Class 3	623,726	1,952,329
Service and distribution — Class 4	894,388	2,092,177
Transfer agent — Class 1	5,083	8,943
Transfer agent — Class 2	6,853	15,422
Transfer agent — Class 3	4,319	12,390
Transfer agent — Class 4	5,954	10,962
Registration	534,364	828,421
Federal insurance	100,610	247,248
Printing	26,362	42,891
Professional	17,157	25,064
Officer and Directors	234	1,013
Miscellaneous	13,785	16,218
Total expenses	4,161,234	9,997,268
Less fees waived by administrator	(364,298)	(690,389)
Less service and distribution fees waived — Class 1	(57,011)	(116,161)
Less service and distribution fees waived — Class 2	(360,122)	(784,096)
Less service and distribution fees waived — Class 3	(561,984)	(1,653,618)
Less service and distribution fees waived — Class 4	(799,122)	(1,766,920)
Transfer agent fees waived — Class 1	(1,666)	(3,048)
Transfer agent fees waived — Class 2	(2,082)	(5,346)
Transfer agent fees waived — Class 3	(1,455)	(4,544)
Transfer agent fees waived — Class 4	(2,511)	(3,552)
Total expenses after waiver	2,010,983	4,969,594
Net investment income	3,324,918	6,329,208

Realized Gain Allocated from the Master LLCs

Net realized gain from investments	28,008	100,148
Net Increase in Net Assets Resulting from Operations	$ 3,352,926	$6,429,356

See Notes to Financial Statements.

6 ANNUAL REPORT

MARCH 31, 2009

Statements of Changes in Net Assets

	WCMA		WCMA
	Government		Treasury
	Securities Fund		Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2009	2008	2009	2008
Operations
Net investment income	$ 3,324,918	$17,111,582	$ 6,329,208	$ 19,662,846
Net realized gain	28,008	31,548	100,148	55,011
Net change in unrealized appreciation/depreciation	—	289,536	—	51,414
Net increase in net assets resulting from operations	3,352,926	17,432,666	6,429,356	19,769,271

Dividends to Shareholders From
Net investment income:
Class 1	(23,187)	(315,273)	(27,004)	(372,698)
Class 2	(419,279)	(2,758,865)	(626,650)	(3,381,360)
Class 3	(1,149,057)	(6,009,348)	(2,631,317)	(7,701,692)
Class 4	(1,733,395)	(8,028,096)	(3,044,237)	(8,207,096)
Decrease in net assets resulting from dividends to shareholders	(3,324,918)	(17,111,582)	(6,329,208)	(19,662,846)

Capital Share Transactions
Net increase (decrease) in net assets derived from share transactions	(7,868,135)	48,665,561	431,702,587	638,946,525

Net Assets
Total increase (decrease) in net assets	(7,840,127)	48,986,645	431,802,735	639,052,950
Beginning of year	509,892,071	460,905,426	1,050,641,220	411,588,270
End of year	$ 502,051,944	$509,892,071	$1,482,443,955	$1,050,641,220
End of year undistributed net investment income	$ 61,183	—	$ 187,660	—

See Notes to Financial Statements.

ANNUAL REPORT

MARCH 31, 2009

Financial Highlights			WCMA Government Securities Fund
			Class 1
		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0019	0.0274	0.0351	0.0199	0.0027
Net realized and unrealized gain (loss)	0.0000	0.0013	0.0003	0.0001	(0.0012)
Net increase from investment operations	0.0019	0.0287	0.0354	0.0200	0.0015
Dividends and distributions from:
Net investment income	(0.0019)	(0.0274)	(0.0351)	(0.0199)	(0.0027)
Net realized gain	—	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions	(0.0019)	(0.0274)	(0.0351)	(0.0199)	(0.0027)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	0.19%	2.77%	3.55%	2.01%	0.27%

Ratios to Average Net Assets[1]
Total expenses after waiver	1.06%	1.62%	1.59%	1.59%	1.41%
Total expenses	1.61%	1.62%	1.59%	1.59%	1.60%
Net investment income	0.19%	2.68%	3.51%	1.99%	0.24%

Supplemental Data
Net assets, end of year (000)	$ 9,160	$10,544	$11,122	$18,837	$16,718

			Class 2
		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0051	0.0336	0.0407	0.0259	0.0070
Net realized and unrealized gain (loss)	0.0001	0.0011	0.0004	0.0001	(0.0011)
Net increase from investment operations	0.0052	0.0347	0.0411	0.0260	0.0059
Dividends and distributions from:
Net investment income	(0.0051)	(0.0336)	(0.0407)	(0.0259)	(0.0070)
Net realized gain	—	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions	(0.0051)	(0.0336)	(0.0407)	(0.0259)	(0.0070)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	0.51%	3.41%	4.13%	2.63%	0.70%

Ratios to Average Net Assets[1]
Total expenses after waiver	0.76%	1.00%	1.03%	0.99%	0.98%
Total expenses	1.27%	1.26%	1.28%	1.27%	1.28%
Net investment income	0.51%	3.32%	4.07%	2.58%	0.68%

Supplemental Data
Net assets, end of year (000)	$ 70,723	$88,881	$82,655	$115,872	$119,718
[1] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

8 ANNUAL REPORT

MARCH 31, 2009

Financial Highlights (continued)			WCMA Government Securities Fund
			Class 3
		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0070	0.0368	0.0439	0.0291	0.0102
Net realized and unrealized gain (loss)	0.0001	0.0010	0.0004	0.0001	(0.0010)
Net increase from investment operations	0.0071	0.0378	0.0443	0.0292	0.0092
Dividends and distributions from:
Net investment income	(0.0070)	(0.0368)	(0.0439)	(0.0291)	(0.0102)
Net realized gain	—	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions	(0.0070)	(0.0368)	(0.0439)	(0.0291)	(0.0102)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	0.70%	3.74%	4.47%	2.96%	1.03%

Ratios to Average Net Assets[1]
Total expenses after waiver	0.55%	0.68%	0.71%	0.67%	0.66%
Total expenses	0.97%	0.96%	0.98%	0.97%	0.98%
Net investment income	0.68%	3.67%	4.41%	2.88%	1.01%

Supplemental Data
Net assets, end of year (000)	$ 159,693	$154,833	$158,327	$158,500	$193,195

			Class 4
		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0070	0.0368	0.0439	0.0291	0.0102
Net realized and unrealized gain (loss)	0.0001	0.0003	0.0003	0.0002	(0.0012)
Net increase from investment operations	0.0071	0.0371	0.0442	0.0293	0.0090
Dividends and distributions from:
Net investment income	(0.0070)	(0.0368)	(0.0439)	(0.0291)	(0.0102)
Net realized gain	—	—	(0.0000)	(0.0000)	(0.0000)
Total dividends and distributions	(0.0070)	(0.0368)	(0.0439)	(0.0291)	(0.0102)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	0.70%	3.74%	4.47%	2.96%	1.03%

Ratios to Average Net Assets[1]
Total expenses after waiver	0.56%	0.68%	0.71%	0.67%	0.66%
Total expenses	0.96%	0.95%	0.98%	0.98%	0.97%
Net investment income	0.72%	3.59%	4.41%	3.10%	0.91%

Supplemental Data
Net assets, end of year (000)	$ 262,476	$255,634	$208,801	$207,778	$81,344
[1] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

ANNUAL REPORT

MARCH 31, 2009

Financial Highlights (continued)				WCMA Treasury Fund
			Class 1
		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0015	0.0251	0.0331	0.0184	0.0025
Net realized and unrealized gain (loss)	0.0001	0.0006	0.0002	0.0002	(0.0004)
Net increase from investment operations	0.0016	0.0257	0.0333	0.0186	0.0021
Dividends and distributions from:
Net investment income	(0.0015)	(0.0251)	(0.0331)	(0.0184)	(0.0025)
Net realized gain	—	—	(0.0000)	(0.0001)	(0.0000)
Total dividends and distributions	(0.0015)	(0.0251)	(0.0331)	(0.0185)	(0.0025)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	0.15%	2.53%	3.35%	1.87%	0.26%

Ratios to Average Net Assets[1]
Total expenses after waiver	0.91%	1.53%	1.57%	1.55%	1.32%
Total expenses	1.50%	1.53%	1.57%	1.55%	1.56%
Net investment income	0.12%	2.29%	3.32%	3.82%	0.25%

Supplemental Data
Net assets, end of year (000)	$ 23,784	$33,561	$14,251	$17,407	$23,145

			Class 2
		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0041	0.0307	0.0385	0.0241	0.0060
Net realized and unrealized gain (loss)	0.0001	0.0003	0.0003	0.0001	(0.0004)
Net increase from investment operations	0.0042	0.0310	0.0388	0.0242	0.0056
Dividends and distributions from:
Net investment income	(0.0041)	(0.0307)	(0.0385)	(0.0241)	(0.0060)
Net realized gain	—	—	(0.0000)	(0.0001)	(0.0000)
Total dividends and distributions	(0.0041)	(0.0307)	(0.0385)	(0.0242)	(0.0060)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	0.41%	3.10%	3.91%	2.45%	0.61%

Ratios to Average Net Assets[1]
Total expenses after waiver	0.70%	0.98%	1.04%	0.98%	0.99%
Total expenses	1.17%	1.21%	1.26%	1.24%	1.24%
Net investment income	0.33%	2.98%	3.85%	2.42%	0.59%

Supplemental Data
Net assets, end of year (000)	$ 225,289	$141,916	$98,905	$118,142	$123,994
[1] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

10 ANNUAL REPORT

MARCH 31, 2009

Financial Highlights (concluded)				WCMA Treasury Fund
			Class 3
		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0064	0.0343	0.0421	0.0277	0.0094
Net realized and unrealized gain (loss)	0.0001	0.0002	0.0003	0.0001	(0.0004)
Net increase from investment operations	0.0065	0.0345	0.0424	0.0278	0.0090
Dividends and distributions from:
Net investment income	(0.0064)	(0.0343)	(0.0421)	(0.0277)	(0.0094)
Net realized gain	—	—	(0.0000)	(0.0001)	(0.0000)
Total dividends and distributions	(0.0064)	(0.0343)	(0.0421)	(0.0278)	(0.0094)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	0.64%	3.48%	4.28%	2.81%	0.95%

Ratios to Average Net Assets[1]
Total expenses after waiver	0.50%	0.62%	0.68%	0.63%	0.65%
Total expenses	0.87%	0.89%	0.96%	0.94%	0.94%
Net investment income	0.50%	3.22%	4.23%	2.80%	0.95%

Supplemental Data
Net assets, end of year (000)	$ 640,439	$375,727	$171,739	$167,197	$162,092

			Class 4
		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0064	0.0343	0.0421	0.0277	0.0094
Net realized and unrealized gain (loss)	0.0001	0.0001	0.0002	0.0001	(0.0003)
Net increase from investment operations	0.0065	0.0344	0.0423	0.0278	0.0091
Dividends and distributions from:
Net investment income	(0.0064)	(0.0343)	(0.0421)	(0.0277)	(0.0094)
Net realized gain	—	—	(0.0000)	(0.0001)	(0.0000)
Total dividends and distributions	(0.0064)	(0.0343)	(0.0421)	(0.0278)	(0.0094)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Total investment return	0.64%	3.48%	4.28%	2.81%	0.95%

Ratios to Average Net Assets[1]
Total expenses after waiver	0.50%	0.61%	0.68%	0.63%	0.65%
Total expenses	0.87%	0.89%	0.95%	0.93%	0.93%
Net investment income	0.53%	3.06%	4.24%	2.86%	0.91%

Supplemental Data
Net assets, end of year (000)	$ 592,932	$499,438	$126,693	$88,886	$57,539
[1] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

ANNUAL REPORT

MARCH 31, 2009

Notes to Financial Statements WCMA Government Securities Fund and WCMA Treasury Fund

1. Organization and Significant Accounting Policies:

WCMA Government Securities Fund and WCMA Treasury Fund (the
“Funds” or individually a “Fund”) are registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as no load, diversi-
fied, open-end management investment companies. Each Fund is organ-
ized as a Massachusetts business trust. WCMA Government Securities
Fund and WCMA Treasury Fund seek to achieve their investment objec-
tives by investing all of their assets in Master Government Securities LLC and Master Treasury LLC, respectively, (the “Master LLC”), which have the same investment objective and strategies as the Funds. Each Master LLC is organized as a Delaware limited liability company. The value of each
Fund’s investment in the applicable Master LLC reflects each Fund’s pro-
portionate interest in the net assets of the respective Master LLC. The performance of each Fund is directly affected by the performance of the applicable Master LLC. The financial statements of the Master LLCs, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial state-
ments. The Boards of Trustees of the Funds and the Boards of Directors
of the Master LLCs are referred to throughout this report as the “Board of Directors” or the “Board.” The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United
States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The per-
centage of the Master LLC owned by the Funds at March 31, 2009 was 42.9% for WCMA Government Securities Fund and 25.9% for WCMA
Treasury Fund. Each Fund’s shares are divided into four classes, desig-
nated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class
3 and Class 4 share of a Fund represents an interest in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to service and the distribution of such shares and the transfer agency costs attributable to share class conversions and has exclusive voting with respect to matters relating to such share-
holder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: Each Fund records its investment in the respective Master LLC at fair value. Valuation of securities held by the
Master LLCs is discussed in Note 1 of the Master LLCs’ Notes to Financial
Statements, which are included elsewhere in this report. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Effective April 1, 2008, the Funds adopted Financial Accounting
Standards Board Statement of Financial Accounting Standards No. 157,
“Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measure-
ments. Various inputs are used in determining the fair value of invest-
ments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical securities

•Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information avail-
able in the circumstance, to the extent observable inputs are not available (including the Funds’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Funds’ investments:

Investments in Securities

WCMA
	Government	WCMA
	Securities	Treasury
Valuation Inputs	Fund	Fund

	Assets	Assets
Level 1	—	—
Level 2	$501,992,020	$1,482,438,550
Level 3	—	—
Total	$501,992,020	$1,482,438,550

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master LLCs are accounted for on a trade date basis. The
Funds record daily their proportionate share of the Master LLCs’ income, expenses and realized gains and losses. In addition, the Funds accrue their own income and expenses. Income and realized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net invest-
ment income are declared and reinvested daily and paid monthly. Dis-
tributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

12 ANNUAL REPORT

MARCH 31, 2009

Notes to Financial Statements (continued) WCMA Government Securities Fund and WCMA Treasury Fund

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for the four years ended March 31, 2009. The statutes of limitations on the Funds’
state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2009, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced dis-
closure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instru-
ments affect an entity’s results of operations and financial position. FAS
161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the
Funds’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Transactions with Affiliates:

Each Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administration services (other than invest-
ment advice and related portfolio activities). For such services, each
Fund pays a monthly fee at an annual rate of 0.25% of each Fund’s average daily net assets. The PNC Financial Services Group, Inc. (“PNC”)
and Bank of America Corporation (“BAC”) are the largest stockholders of
BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on
January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of
Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed an affiliate under the 1940 Act.

Effective October 1, 2008, the Funds entered into a Distribution Agreement and a Shareholder Servicing Plan with BlackRock Investments, LLC (“BIL”), which replaced Merrill Lynch, Pierce, Fenner and Smith Incorporated
(“MLFP&S”) (collectively, the “Distributor”) as the sole distributor of the
Fund. MLPF&S is a wholly owned subsidiary of Merrill Lynch. BIL is an affiliate of BlackRock. The distribution fees did not change as a result of the transaction.

Pursuant to the Distribution Plan adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, the Funds pay the Distributor service fees and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Funds as follows:

	Service	Distribution
	Fee	Fee
Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service and/or distribution fee compensates the Distributor for providing shareholder servicing and/or distribution related services to shareholders. The Funds have entered into a contractual arrangement with the Administrator and the Distributor to waive and/or reimburse a portion of each Fund’s fees and expenses to ensure that the net expenses for WCMA Government Securities Fund’s Class 2 Shares is
0.32% higher than those of CMA Government Securities Fund and the net expenses for WCMA Treasury Fund’s Class 2 Shares is 0.35% higher than those of CMA Treasury Fund, and the net expenses of the respec-
tive Class 3 and Class 4 Shares are equal to those of CMA Government
Securities Fund and CMA Treasury Fund. The fee/expense waiver or reim-
bursement includes service and distribution fees. This arrangement has a one-year term and is renewable. These amounts are included in service and distribution fees waived on the Statements of Operations.

The Administrator and the Distributor voluntarily agreed to waive a por-
tion of the administration fees and service and distribution fees and/or reimburse operating expenses to enable the Funds to maintain a mini-
mum daily net investment income dividend. These amounts are included as fees waived by administrator, service and distribution fees waived and transfer agent fees waived on the Statements of Operations. The
Administrator and the Distributor may discontinue the waiver or reim-
bursement at any time.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of
Merrill Lynch, serves as transfer agent. Interest is earned by the Funds from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares. This amount is shown as income — affiliated on the Statements of Operations.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Administrator for compensation paid to the Funds’ Chief Compliance Officer.

ANNUAL REPORT

MARCH 31, 2009

Notes to Financial Statements (continued) WCMA Government Securities Fund and WCMA Treasury Fund

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in shares for each class were as follows:
	WCMA Government		WCMA
	Securities Fund		Treasury Fund
	Year Ended March 31,		Year Ended March 31,
	2009	2008	2009	2008
Class 1
Shares sold	283,482,357	121,626,056	491,011,608	325,720,232
Shares issued to shareholders in reinvestment of dividends	23,187	315,273	27,004	372,698
Total issued	283,505,544	121,941,329	491,038,612	326,092,930
Shares redeemed	(284,889,994)	(122,533,816)	(500,818,017)	(306,790,960)
Net increase (decrease)	(1,384,450)	(592,487)	(9,779,405)	19,301,970

Class 2
Shares sold	490,812,773	527,715,700	1,409,680,012	655,086,353
Shares issued to shareholders in reinvestment of dividends	419,279	2,758,865	626,650	3,381,360
Total issued	491,232,052	530,474,565	1,410,306,662	658,467,713
Shares redeemed	(509,395,008)	(524,336,137)	(1,326,947,726)	(615,487,930)
Net increase (decrease)	(18,162,956)	6,138,428	83,358,936	42,979,783

Class 3
Shares sold	1,247,373,657	1,037,700,677	5,155,098,196	2,051,372,888
Shares issued to shareholders in reinvestment of dividends	1,149,057	6,009,348	2,631,317	7,701,692
Total issued	1,248,522,714	1,043,710,025	5,157,729,513	2,059,074,580
Shares redeemed	(1,243,672,674)	(1,047,361,189)	(4,893,060,425)	(1,855,118,228)
Net increase (decrease)	4,850,040	(3,651,164)	264,669,088	203,956,352

Class 4
Shares sold	1,731,725,118	1,722,710,820	5,368,276,462	3,141,057,047
Shares issued to shareholders in reinvestment of dividends	1,733,395	8,028,096	3,044,237	8,207,096
Total issued	1,733,458,513	1,730,738,916	5,371,320,699	3,149,264,143
Shares redeemed	(1,726,629,282)	(1,683,968,132)	(5,277,866,731)	(2,776,555,723)
Net increase	6,829,231	46,770,784	93,453,968	372,708,420

14 ANNUAL REPORT

MARCH 31, 2009

Notes to Financial Statements (concluded) WCMA Government Securities Fund and WCMA Treasury Fund

4. Federal Insurance:

The Funds participate in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event the Funds’ net asset value falls below 0.995 per share, shareholders in the Funds will have federal insurance of $1.00 per share up to the lesser of sharehold-
ers’ balances in the Funds as of the close of business on September 19,
2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19,
2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the Program, which expires April 30, 2009, each Fund paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03%
for the period December 19, 2008 through September 18, 2009 of the Funds’ shares outstanding value as of September 19, 2008. The participation fee for the period September 19, 2008 to March 31, 2009 is included in federal insurance on the Statements of Operations.

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United
States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. The following permanent differences as of March 31, 2009 attributable to reclassification of distributions were reclassified to the following accounts:

	WCMA
	Government	WCMA
	Securities	Treasury
	Fund	Fund
Undistributed net investment income	$61,183	$187,660
Accumulated net realized loss	(61,183)	(187,660)

The tax character of distributions paid during the years ended March 31,
2009, and March 31, 2008 was as follows:

WCMA
	Government	WCMA
	Securities	Treasury
	Fund	Fund
Ordinary Income
3/31/09	$ 3,324,918	$ 6,329,208
3/31/08	17,111,582	19,662,846

Total
3/31/09	$ 3,324,918	$ 6,329,208
3/31/08	17,111,582	19,662,846

As of March 31, 2009, the tax components of accumulated earnings were as follows:

	WCMA
	Government	WCMA
	Securities	Treasury
	Fund	Fund

Undistributed ordinary income	$61,183	$187,660
Net unrealized losses	—	(29,299)*
Total Accumulated Net Earnings	$61,183	$158,361

* The difference between book-basis and tax-basis net unrealized losses is attrib-
utable primarily to the deferral of post-October capital losses for tax purposes.

ANNUAL REPORT

MARCH 31, 2009

Report of Independent Registered Public Accounting Firm WCMA Government Securities Fund
and WCMA Treasury Fund

To the Shareholders and Boards of Directors of WCMA
Government Securities Fund and WCMA Treasury Fund:

We have audited the accompanying statements of assets and liabilities of WCMA Government Securities Fund and WCMA Treasury Fund (the
“Funds”) as of March 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial high-
lights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’
management. Our responsibility is to express an opinion on these finan-
cial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over finan-
cial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over finan-
cial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Government Securities Fund and WCMA Treasury Fund as of
March 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2009

16 ANNUAL REPORT

MARCH 31, 2009

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by the Funds during the fiscal year ended March 31, 2009:

WCMA
	Government	WCMA
	Securities	Treasury
	Fund	Fund
Federal Obligation Interest	33.08%*	99.03%*
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents	100.00%**	100.00%**

* The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes. Additionally, at least 50% of the assets of
WCMA Treasury Fund were invested in Federal obligations at the end of each fiscal quarter.

** Represents the portion of the taxable ordinary income dividends eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

Portfolio Information as of March 31, 2009

Master Government Securities LLC

Percent of
Portfolio Composition	Net Assets
U.S. Government Obligations	57%
Repurchase Agreements	43
Total	100%

Master Treasury LLC

Percent of
Portfolio Composition	Net Assets
U.S. Government Obligations	100%
Total	100%

ANNUAL REPORT

MARCH 31, 2009

Schedule of Investments March 31, 2009 Master Government Securities LLC
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations	(000)	Value

U.S. Treasury Bills (a):
0.23%, 4/09/09	$53,704	$ 53,700,912
0.28%, 4/30/09	6,000	5,998,600
0.27%, 5/07/09	100,000	99,972,250
0.295% — 0.34%, 5/14/09	49,187	49,167,340
0.246% — 0.285%, 6/04/09	25,000	24,988,544
0.22% — 0.30%, 6/11/09	98,400	98,356,160
0.13% — 0.15%, 6/18/09	55,737	55,719,805
0.21%, 6/25/09	60,000	59,969,900
0.32%, 7/23/09	55,000	54,944,267
0.345%, 7/30/09	14,000	13,983,766
0.386%, 8/06/09	30,000	29,958,827
0.495%, 8/20/09	25,000	24,951,187
0.44%, 9/03/09	50,000	49,904,666
0.635%, 11/19/09	14,000	13,942,462
0.705%, 12/17/09	15,000	14,923,331
U.S. Treasury Notes, 4.875%, 5/15/09	14,000	14,081,155
Total U.S. Treasury Obligations — 56.8%		664,563,172

Repurchase Agreements

Bank of America Securities LLC, 0.18%, 4/01/09,
(Purchased on 3/25/09 to be repurchased at
$59,002,065, collateralized by GNMA, 5% — 8%
due 5/15/13 to 1/15/49)	59,000	59,000,000
Barclays Capital Inc., 0.34%, 4/03/09, (Purchased
on 2/03/09 to be repurchased at $60,032,416,
collateralized by GNMA, 6% due 10/20/37
to 7/20/38)	60,000	60,000,000
Citigroup Global Markets, Inc., 0.19%, 4/01/09,
(Purchased on 3/25/09 to be repurchased at
$59,002,180, collateralized by GNMA, 4.50%
due 3/15/39)	59,000	59,000,000
Deutsche Bank Securities Inc., 0.18%, 4/01/09,
(Purchased on 3/25/09 to be repurchased at
$59,002,065, collateralized by GNMA, 6%
due 7/15/36)	59,000	59,000,000
Greenwich Capital Markets, Inc., 0.19%, 4/01/09,
(Purchased on 3/25/09 to be repurchased
at $59,002,180, collateralized by GNMA,
4.85% — 5.73% due 6/15/40 to 9/15/48)	59,000	59,000,000
HSBC Securities (USA) Inc., 0.13%, 4/01/09,
(Purchased on 3/31/09 to be repurchased at
$57,000,203, collateralized by U.S. Treasury Note,
3.88% — 8.88% due 2/15/13 to 8/15/17)	57,000	57,000,000
JPMorgan Securities Inc., 0.13%, 4/01/09,
(Purchased on 3/31/09 to be repurchased at
$57,000,203, collateralized by U.S. Treasury Bill,
0% due 9/24/09 to 1/14/10)	57,000	57,000,000
Mizuho Securities USA Inc., 0.15%, 4/01/09,
(Purchased on 3/31/09 to be repurchased at
$57,000,234, collateralized by U.S. Treasury Note,
4.875% due 4/30/11)	57,000	57,000,000

	Par
Repurchase Agreements (concluded)	(000)	Value

UBS Securities LLC, 0.15%, 4/01/09, (Purchased
on 3/31/09 to be repurchased at $36,496,150,
collateralized by U.S. Treasury Inflation Index Bond,
0.63% — 3.38% due 1/15/12 to 1/15/14)	$36,496	$ 36,496,000
Total Repurchase Agreements — 43.0%		503,496,000
Total Investments (Cost — $1,168,059,172*) — 99.8%		1,168,059,172
Other Assets Less Liabilities — 0.2%		2,389,134
Net Assets — 100.0%		$1,170,448,306

* Cost for federal income tax purposes.
(a)	Rates shown are the discount rates or range of discount rates paid at the time
	of purchase.
	Investments in companies considered to be an affiliate of the Master LLC, for pur-
	poses of Section 2(a)(3) of the Investment Company act of 1940, were as follows:

		Net
	Affiliate	Activity	Income
	Merrill Lynch Government Securities Inc.	$(68,500,000)	$ 628,579

•Effective April 1, 2008, the Master LLC adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value Measure-
ments” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Master LLC’s own assumptions used in determining the fair value of invest-
ments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For infor-
mation about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Master LLC’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$1,168,059,172
Level 3	—
Total	$1,168,059,172

See Notes to Financial Statements.

18 ANNUAL REPORT

MARCH 31, 2009

Schedule of Investments March 31, 2009 Master Treasury LLC
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations	(000)	Value

U.S. Treasury Bills (a):
0.05%, 4/02/09	$101,470	$ 101,469,718
0.19% — 1.137%, 4/09/09	362,816	362,769,913
0.10% — 0.14%, 4/23/09	196,060	196,045,019
0.135%, 4/29/09	91,746	91,736,023
0.10% — 1.215%, 4/30/09	458,945	458,712,588
0.27%, 5/07/09	120,000	119,966,700
0.29% — 0.34%, 5/14/09	510,000	509,799,067
0.21% — 0.24%, 5/21/09	397,000	396,873,945
0.285% — 0.30%, 5/28/09	327,531	327,373,279
0.25% — 0.295%, 6/04/09	541,872	541,596,658
0.14% — 0.30%, 6/11/09	426,698	426,530,928
0.215% — 0.25%, 6/18/09	316,864	316,691,460
0.29%, 6/24/09	4,552	4,548,883
0.168% — 0.271%, 6/25/09	565,000	564,711,836
0.225% — 0.31%, 7/02/09	421,732	421,429,818
0.32%, 7/23/09	100,000	99,898,667
0.345%, 7/30/09	200,000	199,768,083
0.495%, 8/20/09	60,000	59,882,850
0.41% — 0.465%, 8/27/09	32,729	32,667,751
0.44%, 9/03/09	304,000	303,420,373
0.40%, 9/10/09	20,000	19,963,778
0.628%, 11/19/09	24,390	24,290,866
0.705%, 12/17/09	50,000	49,744,438
U.S. Treasury Notes, 4.875%, 5/15/09	87,000	87,504,699
Total Investments (Cost — $5,717,397,340*) — 100.0%		5,717,397,340
Other Assets Less Liabilities — 0.0%		766,590
Net Assets — 100.0%		$5,718,163,930

* Cost for federal tax purposes
(a) Rates shown are the discount rates or range of discount rates paid at the time of purchase.
•Effective April 1, 2008, the Master LLC adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value Measure-
ments” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (includ-
ing the Master LLC’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For informa-
tion about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Master LLC’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$5,717,397,340
Level 3	—
Total	$5,717,397,340

See Notes to Financial Statements.

ANNUAL REPORT

MARCH 31, 2009

Statements of Assets and Liabilities

	Master
	Government	Master
March 31, 2009	Securities LLC	Treasury LLC
Assets
Investments at value — unaffiliated[1]	$1,168,059,172	$5,717,397,340
Cash	1,634	1,229
Interest receivable	295,418	1,593,398
Contributions receivable from investors	2,255,563	724
Prepaid expenses	22,274	52,388
Total assets	1,170,634,061	5,719,045,079

Liabilities
Investment advisory fees payable	97,976	650,230
Other affiliates payable	13,021	48,640
Officer’s and Directors’ fees payable	253	1,156
Other accrued expenses payable	74,505	181,123
Total liabilities	185,755	881,149
Net Assets	$1,170,448,306	$5,718,163,930

Net Assets Consist of
Investors’ capital	$1,170,448,306	$5,718,163,930
[1] Investments at cost — unaffiliated	$1,168,059,172	$5,717,397,340

See Notes to Financial Statements.

20 ANNUAL REPORT

MARCH 31, 2009

Statements of Operations

			Master
			Government	Master
Year Ended March 31, 2009			Securities LLC	Treasury LLC
Investment Income
Interest			$14,657,331	$ 46,042,204
Income — affiliated			628,579	—
Total Income			15,285,910	46,042,204

Expenses
Investment advisory			2,426,478	6,788,437
Accounting services			255,685	531,526
Custodian			59,957	122,318
Professional			57,755	68,775
Officer and Directors			31,840	70,856
Printing			919	3,553
Miscellaneous			18,893	47,710
Total expenses			2,851,527	7,633,175
Less fees waived by advisor			(363,814)	(111,200)
Less fees paid indirectly			—	(7,593)
Total expenses after fees waived and paid indirectly			2,487,713	7,514,382
Net investment income			12,798,197	38,527,822

Realized Gain
Net realized gain from investments			70,576	386,252
Net Increase in Net Assets Resulting from Operations			$12,868,773	$ 38,914,074

Statements of Changes in Net Assets

	Master Government Securities LLC		Master Treasury LLC
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2009	2008	2009	2008
Operations
Net investment income	$ 12,798,197	$ 42,522,869	$38,527,822	$ 52,666,503
Net realized gain	70,576	71,881	386,252	130,747
Net change in unrealized appreciation/depreciation	—	(27,831)	—	(186,066)
Net increase in net assets resulting from operations	12,868,773	42,566,919	38,914,074	52,611,184

Capital Transactions
Proceeds from contributions	7,917,912,535	6,967,978,832	30,062,271,749	12,960,360,648
Fair value of withdrawals	(8,068,455,169)	(6,666,836,245)	(27,869,340,433)	(10,401,372,105)
Net increase (decrease) in net assets derived from capital transactions	(150,542,634)	301,142,587	2,192,931,316	2,558,988,543

Net Assets
Total increase (decrease) in net assets	(137,673,861)	343,709,506	2,231,845,390	2,611,599,727
Beginning of year	1,308,122,167	964,412,661	3,486,318,540	874,718,813
End of year	$1,170,448,306	$1,308,122,167	$5,718,163,930	$3,486,318,540

See Notes to Financial Statements.

ANNUAL REPORT

MARCH 31, 2009

Financial Highlights			Master Government Securities LLC

			Year Ended March 31,
	2009	2008	2007	2006	2005
Total Investment Return
Total investment return	1.05%	4.16%	4.90%	3.37%	1.44%

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly	0.20%	0.24%	0.26%	0.26%	0.25%
Total expenses	0.23%	0.24%	0.26%	0.26%	0.25%
Net investment income	1.03%	3.99%	4.84%	3.31%	1.39%

Supplemental Data
Net assets, end of year (000)	$ 1,170,448	$ 1,308,122	$ 964,413	$ 968,809	$ 936,566

				Master Treasury LLC

			Year Ended March 31,
	2009	2008	2007	2006	2005
Total Investment Return
Total investment return	0.98%	3.87%	4.70%	3.22%	1.35%

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly	0.16%	0.21%	0.26%	0.26%	0.25%
Total expenses	0.16%	0.21%	0.26%	0.26%	0.25%
Net investment income	0.81%	3.42%	4.63%	3.14%	1.34%

Supplemental Data
Net assets, end of year (000)	$ 5,718,164	$ 3,486,319	$ 874,719	$ 873,537	$ 969,383

See Notes to Financial Statements.

22 ANNUAL REPORT

MARCH 31, 2009

Notes to Financial Statements Master Government Securities LLC and Master Treasury LLC

1. Organization and Significant Accounting Policies:

Master Government Securities LLC and Master Treasury LLC (the “Master
LLCs” or individually the “Master LLC”) are registered under the Invest-
ment Company Act of 1940, as amended (the “1940 Act”), and are each organized as a Delaware limited liability company. The Limited Liability
Company Agreement of each Master LLC permits the Directors to issue non-transferable interests in that Master LLC subject to certain limita-
tions. The Boards of Trustees of the Funds and the Boards of Directors
of the Master LLCs are referred to throughout this report as the “Board of Directors” or the “Board.” The Master LLCs’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLCs:

Valuation of Investments: The Master LLCs’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securi-
ties are valued at cost when purchased and thereafter, a constant pro-
portionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Master LLC may invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal
Reserve book entry system or held in a segregated account by the
Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Master LLC could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Master LLCs amortize all premiums and discounts on debt securities.

Income Taxes: The Master LLCs are classified as partnerships for federal income tax purposes. As such, each investor in each Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of that Master
LLC. Therefore, no federal income tax provision is required. It is intended that each Master LLC’s assets will be managed so an investor in the

Master LLC can satisfy the requirements of Subchapter M of the Internal
Revenue Code.

Each Master LLC files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on each Master LLC’s US federal tax returns remain open for each of the four years ended March 31, 2009. The statute of limitations on each Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB
Statement No. 133” (“FAS 161”) was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.
The impact on the Master LLC financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to each Master LLC are charged to that
Master LLC. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Master LLC has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”)
and Bank of America Corporation (“BAC”) are the largest stockholders of
BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on
January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of
Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Master LLC’s portfolio and provides the necessary personnel, facilities and equipment and certain other services necessary to the operations of each Master
LLC. For such services, each Master LLC pays the Advisor a monthly fee based upon the average daily value of each Master LLC’s net assets at the following annual rates: 0.25% of the Master LLC’s average daily

ANNUAL REPORT

MARCH 31, 2009

Notes to Financial Statements (concluded) Master Government Securities LLC and Master Treasury LLC

net assets not exceeding $500 million; 0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion;
and 0.125% of the average daily net assets in excess of $1 billion.

The Advisor voluntarily agreed to waive a portion of the advisory fees and/or operating expenses of each Master LLC to enable the feeders that invest in the Master LLCs, respectively, to maintain a minimum daily net investment income dividend. These amounts are shown as fees waived by advisor in the Statements of Operations. The Advisor may discontinue the waiver or reimbursement at any time.

The Advisor has entered into a separate sub-advisory agreement with respect to each Master LLC with BlackRock Institutional Management
Corporation (“BIMC”), an affiliate of the Advisor, under which the Advisor pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Master LLC to the Advisor.

For the year ended March 31, 2009, the Master LLCs reimbursed the
Advisor the following amounts for certain accounting services, which are included in accounting services in the Statements of Operations:

Reimbursement
to Advisor
Master Government Securities LLC	$22,853
Master Treasury LLC	$82,243

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balance, which are on the Statements of Operations as fees paid indirectly.

Certain officers and/or directors of the Master LLCs are officers and/
or directors of BlackRock, Inc. or its affiliates. Each Master LLC reim-
burses the Advisor for compensation paid to the Master LLCs’ Chief
Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, each Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by each Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the respective
Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
and currency and interest rate and price fluctuations. Similar to credit risk, each Master LLC may be exposed to counterparty risk, or the risk that an entity with which each Master LLC has unsettled or open trans-
actions may default. Financial assets, which potentially expose each
Master LLC to credit and counterparty risks, consist principally of invest-
ments and cash due from counterparties. The extent of each Master
LLC’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master
LLCs’ Statements of Assets and Liabilities.

24 ANNUAL REPORT

MARCH 31, 2009

Report of Independent Registered Public Accounting Firm Master Government Securities LLC
and Master Treasury LLC

To the Investors and Boards of Directors of Master
Government Securities and Master Treasury LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Master Government Securities
LLC and Master Treasury LLC (the “Master LLCs”) as of March 31, 2009,
and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLCs’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Master LLCs are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLCs’ internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of March
31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Government Securities LLC and Master Treasury LLC as of
March 31, 2009, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2009

ANNUAL REPORT

MARCH 31, 2009

Officers and Directors

Number of
	Position(s)	Length of		BlackRock-
	Held with	Time		Advised Funds
Name, Address	Fund/	Served as		and Portfolios	Public
and Year of Birth	Master LLC	a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University	34 Funds	None
40 East 52nd Street	the Board of	2002	of New York at Albany since 2000.	81 Portfolios
New York, NY 10022	Directors and
1940	Director
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director,	34 Funds	None
40 East 52nd Street	the Board of	2007	Fox Chase Cancer Center since 2002; Member of the Archdiocesan	81 Portfolios
New York, NY 10022	Directors and		Investment Committee of the Archdiocese of Philadelphia since
1941	Director		2003; Director, the Committee of Seventy (civic) since 2006.
David O. Beim	Director	Since	Professor of Finance and Economics at the Columbia University	34 Funds	None
40 East 52nd Street		2007	Graduate School of Business since 1991; Trustee, Phillips Exeter	81 Portfolios
New York, NY 10022			Academy since 2002; Formerly Chairman, Wave Hill Inc. (public
1940			garden and cultural center) from 1990 to 2006.
Dr. Matina Horner	Director	Since	Formerly Executive Vice President of Teachers Insurance and	34 Funds	NSTAR (electric
40 East 52nd Street		2007	Annuity Association and College Retirement Equities Fund	81 Portfolios	and gas utility)
New York, NY 10022			from 1989 to 2003.
1939
Herbert I. London	Director and	Since	Professor Emeritus, New York University since 2005; John M. Olin	34 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Professor of Humanities, New York University from 1993 to 2005	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		and Professor thereof from 1980 to 2005; President, Hudson Institute
1939	Committee		(policy research organization) since 1997 and Trustee thereof since
1980; Chairman of the Board of Trustees for Grantham University
since 2006; Director, InnoCentive, Inc. (strategic solutions company)
since 2005; Director, Cerego, LLC (software development and
design) since 2005.

Cynthia A. Montgomery	Director	Since	Professor, Harvard Business School since 1989; Director, Harvard	34 Funds	Newell Rubbermaid,
40 East 52nd Street		2002	Business School Publishing since 2005; Director, McLean Hospital	81 Portfolios	Inc. (manufacturing)
New York, NY 10022			since 2005.
1952
Joseph P. Platt, Jr.	Director	Since	Director, The West Penn Allegheny Health System (a not-for-profit	34 Funds	Greenlight Capital
40 East 52nd Street		2007	health system) since 2008; Director, Jones and Brown (Canadian	81 Portfolios	Re, Ltd (reinsurance
New York, NY 10022			insurance broker) since 1998; General Partner, Thorn Partners,		company)
1947			LP (private investment) since 1998; Formerly Partner, Amarna
Corporation, LLC (private investment company) from 2002 to 2008.

Robert C. Robb, Jr.	Director	Since	Partner, Lewis, Eckert, Robb and Company (management and	34 Funds	None
40 East 52nd Street		2007	financial consulting firm) since 1981.	81 Portfolios
New York, NY 10022
1945
Toby Rosenblatt	Director	Since	President, Founders Investments Ltd. (private investments) since	34 Funds	A.P. Pharma, Inc.
40 East 52nd Street		2007	1999; Director, Forward Management, LLC since 2007; Director,	81 Portfolios	(specialty
New York, NY 10022			The James Irvine Foundation (philanthropic foundation) since 1997;		pharmaceuticals)
1938			Formerly Trustee, State Street Research Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc. from
2001 to 2005.

26 ANNUAL REPORT

MARCH 31, 2009

Officers and Directors (continued)

Number of
	Position(s)	Length of		BlackRock-
	Held with	Time		Advised Funds
Name, Address	Fund/	Served as		and Portfolios	Public
and Year of Birth	Master LLC	a Director[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Directors[1] (concluded)

Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public	34 Funds	None
40 East 52nd Street	the Audit	2007	accountants and consultants) since 1976; Member of External	81 Portfolios
New York, NY 10022	Committee		Advisory Board, The Pennsylvania State University Accounting
1951	and Director		Department since 2001; Trustee, The Holy Family Foundation
since 2001; Committee Member, Professional Ethics Committee
of the Pennsylvania Institute of Certified Public Accountants
since 2007; Formerly President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Formerly Director,
Inter-Tel from 2006 to 2007.

Frederick W. Winter	Director and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of	34 Funds	None
40 East 52nd Street	Member of	2007	Business, University of Pittsburgh since 2005 and Dean thereof	81 Portfolios
New York, NY 10022	the Audit		from 1997 to 2005; Director, Alkon Corporation (pneumatics)
1945	Committee		since 1992; Director, Tippman Sports (recreation) since 2005;
Formerly Director, Indotronix International (IT services) from
2004 to 2008.

[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the
various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund’s board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since
2004; Rodney D. Johnson since 1995; Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert
C. Robb, Jr. since 1999; Toby Rosenblatt since 2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Directors[1]

Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	175 Funds	None
40 East 52nd Street		2007	Executive Officer, State Street Research & Management Company	286 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Henry Gabbay	Director	Since	Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly	175 Funds	None
40 East 52nd Street		2007	Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly	286 Portfolios
New York, NY 10022			Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to
1947			2007; Formerly President of BlackRock Funds and BlackRock Bond
Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

1 Mr. Davis is an “interested person” as defined in the Investment Company Act of 1940, of the Fund/Master LLC based on his position with
BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Fund based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Directors serve until their resignation, removal or death, or until
December 31 of the year in which they turn 72.

ANNUAL REPORT

MARCH 31, 2009

Officers and Directors (concluded)

Position(s)
Held with
Name, Address	Fund/	Length of
and Year of Birth	Master LLC	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers[1]
Donald C. Burke	President	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	and Chief	2007	Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006, First Vice President thereof from
New York, NY 10022	Executive		1997 to 2005, Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Officer

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group
40 East 52nd Street	President	2007	since 2006; Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.
New York, NY 10022
1962
Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from
New York, NY 10022	Officer		1992 to 2006.
1966
Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970
Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of
40 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.
New York, NY 10022	Officer of
1959	the Funds
Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10022
1965
[1] Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.
Further information about the Fund’s/Master LLC’s Officers and Directors is available in the Fund’s/Master LLC’s Statement of Additional
Information, which can be obtained without charge by calling (800) 637-7762.

Custodian	Transfer Agent		Accounting Agent	Independent Registered Public	Legal Counsel
State Street Bank and	Financial Data Services, Inc.		State Street Bank and	Accounting Firm	Sidley Austin LLP
Trust Company	Jacksonville, FL 32246		Trust Company	Deloitte & Touche LLP	New York, NY 10019
Boston, MA 02101			Princeton, NJ 08540	Princeton, NJ 08540

28 ANNUAL REPORT

MARCH 31, 2009

Additional Information

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

ANNUAL REPORT

MARCH 31, 2009

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

30 ANNUAL REPORT

MARCH 31, 2009

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ cur-
rent prospectus. An investment in the Funds is not insured or guar-
anteed by the Federal Deposit Insurance Corporation or any other government agency other than with respect to the Funds’ participa-
tion in the U.S. Treasury Department’s Temporary Guarantee
Program for Money Market Funds disclosed in this annual report.
Although the Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Funds. Total return information assumes reinvestment of all distribu-
tions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 882-0052. Each
Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-
free (800) 441-7762; (2) at www.blackrock.com; and (3)
on the Securities and Exchange Commission’s website at
http://www.sec.gov. Information about how the Funds voted
proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available
(1) at www.blackrock.com or by calling (800) 441-7762 and
(2) on the Securities and Exchange Commission’s website at
http://www.sec.gov.

WCMA Government Securities Fund

WCMA Treasury Fund

100 Bellevue Parkway

Wilmington, DE 19809

#WCMAGOVTR-3/09

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

WCMA Treasury	$6,800	$6,800	$0	$0	$6,100	$6,100	$733	$749
Fund
Master Treasury
LLC	$24,400	$24,300	$0	$0	$9,200	$9,200	$0	$0

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the

Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

WCMA Treasury Fund	$414,333	$411,849
Master Treasury LLC	$416,700	$414,200

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Treasury Fund and Master Treasury LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
WCMA Treasury Fund and Master Treasury LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
WCMA Treasury Fund and Master Treasury LLC

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Treasury Fund and Master Treasury LLC

Date: May 20, 2009